EQUITY - BBUC Exchangeable Shares (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Redemption-exchange units
Disclosure of classes of share capital [line items]
Balance at beginning of period (in shares)	69,705,497	69,705,497
Balance at end of period (in shares)	51,599,716	69,705,497
Brookfield Wealth Solutions | Redemption-exchange units
Disclosure of classes of share capital [line items]
Balance at end of period (in shares)	10,317,747
BBUC exchangeable shares
Disclosure of classes of share capital [line items]
Balance at beginning of period (in shares)	72,954,446	72,954,450
Repurchased and canceled (in shares)	(3,876,525)	0
Converted to LP Units (in shares)	(190)	(4)
Balance at end of period (in shares)	69,077,731	72,954,446